Cover	Jan. 26, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 26, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-40356
Entity Registrant Name	RAIN ONCOLOGY INC.
Entity Central Index Key	0001724979
Entity Tax Identification Number	82-1130967
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8000 Jarvis Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94560
City Area Code	(510)
Local Phone Number	953-5559
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	RAIN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable